Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2016 and 2017, the Group had a restricted cash balance approximately RMB5,533.3 million and RMB5,927.1 million, respectively, comprising as follows (in millions):

	December 31, 2016	December 31, 2017
	RMB	RMB
Escrow account deposit for sales and marketing activities of Blizzard’s licensed games	134.4	—
Customer deposit of Wangyibao accounts	1,318.0	1,554.8
Pledge deposits for short-term bank borrowings — Current	1,935.0	4,091.0
Others	85.9	281.1

Subtotal	3,473.3	5,926.9

Pledge deposits for short-term bank borrowings — Non-current	2,060.0	—
Others	—	0.2

Subtotal	2,060.0	0.2

Total	5,533.3	5,927.1

Schedule of property and equipment useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life
Land use right	over the remaining term of the land use right period
License right	over the license period
Technology	10 years

Schedule of Group's appropriations to general reserve funds and statutory surplus funds

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Appropriations to general reserve funds and statutory surplus funds	73,635	149,244	46,063